Group assets and liabilities by business type - Accrued investment income and other debtors (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other assets
Interest receivable	$ 885	$ 872
Other accrued income	250	299
Total accrued investment income	1,135	1,171
Other debtors comprises:
Amounts due from Reinsurers	192	226
Other sundry debtors	858	863
Total other debtors	1,694	1,779
Total accrued investment income and other debtors	2,829	2,950
Analysed as:
Expected to be settled within one year	2,700	2,761
Expected to be settled beyond one year	129	189
Policyholders
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	$ 644	686
Intermediaries
Other debtors comprises:
Amounts due from Policyholders and Intermediaries		$ 4